ACCOUNTS PAYABLE AND OTHER LIABILITIES - Schedule of Accounts Payable and Other Liabilities (Details) - USD ($) $ in Millions	Jun. 30, 2020	Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Accounts payable and accrued liabilities	$ 2,269	$ 2,537
Loans and notes payable	921	172
Derivative liabilities	252	289
Deferred revenue	366	342
Lease liabilities	43	43
Other liabilities	38	43
Total accounts payable and other liabilities	$ 3,889	$ 3,426